Receivables and Prepaid Expenses	12 Months Ended
Dec. 31, 2024
Receivables and Prepaid Expenses [Abstract]
RECEIVABLES AND PREPAID EXPENSES	NOTE 3 – RECEIVABLES AND PREPAID EXPENSES:
	December 31,
	2024	2023

VAT receivable	$57,875	73,784
Prepaid expenses	30,000	34,802
Other assets	1,264	5,514
	$89,139	114,100